Submission	May 22, 2026
Submission [Line Items]
Central Index Key	0001426800
Registrant Name	ASSEMBLY BIOSCIENCES, INC.
Registration File Number	333-294459
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES